Vessels, Net and Other Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Impairment loss	$ 21,642,089	$ 0	$ 0
Useful life	30 years
Depreciation	$ 15,135,897	15,135,897	15,135,897
Other fixed assets, net	42,416	102,398
Vessels, net	334,236,238	370,954,242
Box Hong Kong and Box China
Property Plant And Equipment [Line Items]
Impairment loss	21,642,089
Other fixed assets
Property Plant And Equipment [Line Items]
Other fixed assets, gross	299,922	299,922
Other fixed assets, accumulated depreciation	$ 257,506	197,524
Useful life	5 years
Depreciation	$ 59,982	$ 59,982	$ 59,982